SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF INFORMATION RELATED TO OPERATIONS OF REPORTABLE OPERATING SEGMENTS

Information related to the operations of the Company’s reportable operating segments is set forth below:

	Pathogen prevention	Global warming solutions	Total
Nine months ended September 30, 2024
Revenues	69,481	-	69,481
Operating loss	(830,372)	(250,698)	(1,081,070)
Unallocated amounts:
Unallocated costs			(2,223,999)
Total operating loss			(3,315,069)
Financing expenses, net			(117,335)
Other income			353,033
Changes in fair value of an investment in an associate measured under the fair value option			(856,836)
Net loss			(3,936,207)

	Pathogen prevention	Global warming solutions	Total
Three months ended September 30, 2024
Revenues	9,104	-	9,104
Operating loss	(355,811)	(113,948)	(469,759)
Unallocated amounts:
Unallocated costs			(1,080,036)
Total operating loss			(1,549,795)
Financing expenses, net			(41,215)
Other income			247,808
Changes in fair value of an investment in an associate measured under the fair value option			(970,505)
Net loss			(2,313,707)

	Pathogen prevention	Global warming solutions	Total
Nine months ended September 30, 2023
Revenues	157,618	-	157,618
Operating loss	(915,374)	(1,675,505)	(2,590,879)
Unallocated amounts:
Unallocated costs			(2,850,017)
Total operating loss			(5,440,896)
Financing income, net			43,666
Other income			12,294
Changes in fair value of an investment in an associate measured under the fair value option			(87,576)
Net loss			(5,472,512)

	Pathogen prevention	Global warming solutions	Total
Three months ended September 30, 2023
Revenues	-	-	-
Operating loss	(303,487)	(1,675,505)	(1,978,992)
Unallocated amounts:
Unallocated costs			(877,932)
Total operating loss			(2,856,924)
Financing income, net			10,579
Other income			-
Changes in fair value of an investment in an associate measured under the fair value option			(189,683)
Net loss			(3,036,028)

Information related to the operations of the Company’s reportable operating segments is set forth below:

	Pathogen prevention	Global warming solutions	Total
Year ended December 31, 2023
Revenues	263,445	-	263,445
Operating loss	(1,098,383)	(1,788,093)	(2,886,476)
Unallocated amounts:
Unallocated costs			(4,691,300)
Total operating loss			(7,577,776)
Financing income, net			46,511
Other income			984,940
Changes in fair value of an investment in an associate measured under the fair value option			(713,593)
Net loss			(7,259,918)

SCHEDULE OF INFORMATION ON SALES BY GEOGRAPHIC DISTRIBUTION

Sales are attributed to geographic distribution based on the location of the customer.

	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023

Israel	27,629	5,221	8,326	-
United States	39,752	41,554	778	-
Mexico	-	109,824	-	-
Peru	2,100	-	-	-
Turkey	-	1,019	-	-
	69,481	157,618	9,104	-

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2023	2022

United States	142,733	163,644
Mexico	109,824	154,425
Israel	9,869	29,998
Turkey	1,019	45,937
Revenues from sales of products	263,445	394,004

SCHEDULE OF SALES TO CUSTOMERS
	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023

Customer A	-	109,824	-	-
Customer B	38,974	41,554	-	-
Customer C	16,946	-	3,911	-
	55,920	151,378	3,911	-

	Year ended December 31
	2023	2022

Customer A	142,733	163,644
Customer B	109,824	154,425
Customer C	-	45,937
Revenues from sales of products	252,557	364,006

SCHEDULE OF INFORMATION ON LONG LIVED ASSETS

The following table presents the locations of the Company’s long-lived assets as of September 30, 2024 and December 31, 2023:

	As of September 30,	As of December 31,
	2024	2023

Israel	53,555	102,103
United States	15,085	21,046
	68,640	123,149

The following table presents the locations of the Company’s long-lived assets as of December 31, 2023 and 2022:

	Year ended December 31
	2023	2022

Israel	102,103	207,779
United States	21,046	11,990
Property, plant and equipment and ROU assets	123,149	219,769